SEGMENT INFORMATION - (Schedule of Segment Reporting Information by Segment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sales	$ 466,877,569	$ 370,406,840	$ 341,169,426
Cost of sales	146,787,236	125,517,021	124,034,448
Gross profit	320,090,333	244,889,819	217,134,978
Income from operations	146,172,751	135,858,505	143,914,622
Net income	147,967,115	82,235,959	128,793,421
Equity in income of an equity method investee	2,368,995	3,509,071	2,519,201
Interest income	13,706,750	7,623,624	7,815,780
Share-based compensation	23,130,570	33,903,283	24,405,511
Depreciation and Amortization	23,225,351
Income tax expense	18,036,180	64,171,809	25,125,820
Segment Assets	2,444,881,949
Capital expenditures	36,716,390
Equity method investment	15,428,028	14,903,908
Bio pharmaceutical Products [Member]
Sales	422,166,244	370,406,840	341,169,426
Cost of sales	141,683,089
Gross profit	280,483,155
Income from operations	128,980,355
Net income	131,561,108
Equity in income of an equity method investee	2,368,995
Interest income	13,704,954
Share-based compensation	23,130,570
Depreciation and Amortization	13,902,507
Income tax expense	15,353,208
Segment Assets	2,095,996,321
Capital expenditures	35,245,016
Equity method investment	15,428,028
Bio material Products [Member]
Sales	44,711,325	$ 0	$ 0
Cost of sales	5,104,147
Gross profit	39,607,178
Income from operations	17,192,396
Net income	16,406,007
Equity in income of an equity method investee	0
Interest income	1,796
Share-based compensation	0
Depreciation and Amortization	9,322,844
Income tax expense	2,682,972
Segment Assets	348,885,628
Capital expenditures	1,471,374
Equity method investment	$ 0